CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	¥ 9,600	$ 1,347	¥ 69,895	$ 9,845
Restricted cash	6,400	905	6,948
Accounts and notes receivable, net	28,891	4,069	49,969
Prepayment and other current assets, net	15,986	2,251	46,608
Prepayment to related parties	1,125	158	248
Total current assets	61,995	8,730	173,668
Non-current assets:
Operating lease right-of-use assets	5,706	804	10,135
Long-term investments	5,564	784	5,383
Goodwill	45,561	6,417	45,561
Other non-current assets	522	73	522
Total non-current assets	57,353	8,078	61,601
Total assets	119,348	16,808	235,269
Current liabilities:
Accounts payable	10,406	1,466	13,658
Advance from customers	4,166	587	3,695
Salary and welfare benefits payable	17,030	2,399	32,944
Short-term borrowings	15,687	2,209	3,169
Other taxes payable	12,203	1,719	24,727
Current portion of deferred revenue	1,216	171	1,345
Short-term operating lease liabilities	4,090	576	5,200
Payables due to related parties	1,500	211	130
Other current liabilities	¥ 20,466	$ 2,879	¥ 23,691
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party	Related Party
Total current liabilities	¥ 86,764	$ 12,217	¥ 108,559
Long-term borrowings	3,000	423	1,546
Non-current portion of deferred revenue	49	7	18
Long-term operating lease liabilities	6,099	859	7,494
Warrant liability	3,952	557	24,376
Other non-current liabilities			492
Total non-current liabilities	13,100	1,846	33,926
Total liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary. See Note 1)	99,864	14,063	142,485
Commitments and contingencies
Shareholders' equity:
Treasury stock (14,907,047 and 14,907,047 treasury stock as of December 31, 2022 and 2023, respectively)	(45,886)	(6,463)	(45,886)
Additional paid-in capital	1,306,496	184,016	1,296,951
Accumulated deficit	(1,233,106)	(173,679)	(1,150,135)
Accumulated other comprehensive loss	(8,291)	(1,167)	(8,416)
Total TuanChe Limited shareholders' equity	19,484	2,745	92,784
Total shareholders' equity	19,484	2,745	92,784
TOTAL LIABILITIES AND EQUITY	119,348	16,808	235,269
Class A ordinary shares
Shareholders' equity:
Ordinary shares	236	33	235
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 35	$ 5	¥ 35